Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Taxes (Details) [Line Items]
Valuation allowance			$ 54.6	$ 21.5
Equity ownership, percentage			50.00%
Operating loss carryforwards			$ 283.8
Federal net operating losses			141.2
State net operating losses			142.6
Research and development credit carryforwards			6.1
Federal research and development credits			3.7
California research and development credits			$ 2.4
Effective tax rate	0.00%	0.00%
Statutory tax rate	21.00%
Domestic [Member]
Income Taxes (Details) [Line Items]
Expenses term			5 years
Foreign [Member]
Income Taxes (Details) [Line Items]
Expenses term			15 years